Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 170,240	$ 187,444	$ 758,632	$ 632,612
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	51,134	87,963	302,839	276,972
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	38,847	52,845	170,680	167,981
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	17,007	24,759	93,666	86,711
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	18,831	12,607	84,038	60,082
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	125,819	178,174	651,223	591,746
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	4,725	0	6,883	1,837
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	35,133	1,909	81,700	4,978
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	2,322	0	4,150	0
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	42,180	1,909	92,733	6,815
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	777	4,649	8,619	17,810
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,464	1,893	5,665	6,219
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	0	819	392	10,022
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,241	$ 7,361	$ 14,676	$ 34,051